FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2023 USD ($) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 EUR (€) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 GBP (£) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 AUD ($) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 CNY (¥) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 BRL (R$) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 KRW (₩) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 INR (₨) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 HKD ($) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 CAD ($) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2023 SEK (kr) $ / $ ₨ / $ $ / $ kr / $ ₩ / $ ¥ / $ R$ / $ $ / $ £ / $ € / $ £ / €	Dec. 31, 2022 USD ($) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 EUR (€) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 GBP (£) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 AUD ($) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 CNY (¥) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 BRL (R$) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 KRW (₩) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 INR (₨) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €	Dec. 31, 2022 CAD ($) $ / $ R$ / $ ₨ / $ $ / $ ¥ / $ £ / $ € / $ ₩ / $ £ / €
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	$ (77,610)											$ (66,006)
Fair value of financial assets	10,905											9,805
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 3,026											€ 105
Fair value of financial liabilities	$ (293)											$ (7)
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	1.02	1.02	1.02	1.02	1.02	1.02	1.02	1.02	1.02
Net investment hedges | British pounds | Derivative Instrument One
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 1,758											£ 1,319
Fair value of financial liabilities	$ (334)											$ (243)
Net investment hedges | British pounds | Derivative Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 375											£ 374
Rates | £ / €	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86
Fair value of financial liabilities	$ (4)											$ (16)
Net investment hedges | British pounds | Bottom of range | Derivative Instrument One
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76
Net investment hedges | British pounds | Top of range | Derivative Instrument One
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Net investment hedges | Australian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 230											$ 0
Fair value of financial liabilities	$ (9)											$ (1)
Net investment hedges | Australian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49
Net investment hedges | Australian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.55	1.55	1.55	1.55	1.55	1.55	1.55	1.55	1.55
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 0											¥ 2,703
Fair value of financial liabilities	$ (2)											$ (9)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99
Net investment hedges | Brazil Real
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$						R$ 9,351											R$ 908
Fair value of financial liabilities	$ (173)											$ (22)
Net investment hedges | Brazil Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	6.24	6.24	6.24	6.24	6.24	6.24	6.24	6.24	6.24
Net investment hedges | Brazil Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.00	7.00	7.00	7.00	7.00	7.00	7.00	7.00	7.00
Net investment hedges | South Korean won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩							₩ 820,473											₩ 820,473
Fair value of financial liabilities	$ (19)											$ (42)
Net investment hedges | South Korean won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6
Net investment hedges | South Korean won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410
Net investment hedges | Indian rupees
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨								₨ 69,151											₨ 84,251
Fair value of financial liabilities	$ (19)											$ (5)
Net investment hedges | Indian rupees | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	79.4	79.4	79.4	79.4	79.4	79.4	79.4	79.4	79.4
Net investment hedges | Indian rupees | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84
Net investment hedges | Hong Kong Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 709
Fair value of financial liabilities	$ 0
Net investment hedges | Hong Kong Dollar | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75
Net investment hedges | Hong Kong Dollar | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84
Net investment hedges | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 18
Fair value of financial liabilities	$ 0
Net investment hedges | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28
Net investment hedges | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
Net investment hedges | China, Yuan Renminbi - Offshore CNH
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 4,022
Fair value of financial assets	$ 1
Net investment hedges | China, Yuan Renminbi - Offshore CNH | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54
Net investment hedges | China, Yuan Renminbi - Offshore CNH | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02
Net investment hedges | Sweden, Kronor
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr											kr 1,953
Fair value of financial liabilities	$ (10)
Net investment hedges | Sweden, Kronor | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03
Net investment hedges | Sweden, Kronor | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01
Cross currency swaps | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 2,500										$ 2,500
Fair value of financial liabilities	$ (16)											$ (45)
Cross currency swaps | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Cross currency swaps | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38